Deferred tax assets and liabilities - Movement of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ 1,546	$ 1,357	$ 2,715
Recognized in income	(1,124)	197	(1,369)
Recognized in equity	0	0	0
Other movements	991	0	0
Translation Differences	(10)	(8)	11
Ending balance	1,403	1,546	1,357
Employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	23	29	26
Recognized in income	4	(4)	0
Recognized in equity	0	0	0
Other movements	0	0	0
Translation Differences	(2)	(2)	3
Ending balance	25	23	29
Unused tax losses & tax credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	1,523	1,328	2,689
Recognized in income	(137)	201	(1,369)
Recognized in equity	0	0	0
Other movements	0	0	0
Translation Differences	(8)	(6)	8
Ending balance	1,378	1,523	$ 1,328
Reclassification
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	0
Recognized in income	(991)
Recognized in equity	0
Other movements	991
Translation Differences	0
Ending balance	$ 0	$ 0